Portfolio of Investments January 31, 2025
NAD
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 167.3% (100.0% of Total Investments)
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) –
8,812 BlackRock MuniHoldings Fund Inc $ 106,713
32,524 Invesco Quality Municipal Income Trust 322,638
TOTAL INVESTMENT COMPANIES
(Cost $530,611) 429,351
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4940261545 MUNICIPAL BONDS - 167.3% (100.0% of Total Investments) 4940261545
ALABAMA - 3.1% (1.8% of Total Investments)
$ 5,000,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016C
5.000% 11/15/46 5,029,289
5,000,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5.000 10/01/33 5,103,942
5,455,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5.000 10/01/34 5,561,338
5,550,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5.000 10/01/35 5,650,453
3,315,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5.000 05/01/55 3,514,236
3,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5.250 12/01/53 3,228,452
5,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at Samford
University Series 2024A
5.500 10/01/49 5,240,928
3,250,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at Samford
University Series 2024A
5.500 10/01/54 3,384,206
2,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.500 10/01/53 2,633,455
2,255,000 Limestone County Water & Sewer Authority, Alabama, Water and
Sewer Revenue Bonds, Series 2022
5.000 12/01/45 2,376,500
2,500,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5.250 12/01/53 2,708,065
3,500,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4.750 12/01/54 3,439,471
7,590,000 Pike Road, Alabama, General Obligation Warrants, Series 2023 5.000 03/01/52 7,960,866
5,000,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32), (UB)
5.000 08/01/54 5,325,057
6,665,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32), (UB)
5.000 06/01/49 7,080,062
10,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 10,493,519
1,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory
Put 12/01/29)
5.500 01/01/53 1,065,778
5,815,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory Put
6/01/35), (UB)
5.000 01/01/56 6,105,424
4,165,000 (b) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 4,232,683
TOTAL ALABAMA 90,133,724

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.1% (0.0% of Total Investments)
$ 1,000,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5.000% 01/01/28 $ 1,003,293
1,075,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5.000 01/01/29 1,078,273
300,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5.000 01/01/31 300,824
TOTAL ALASKA 2,382,390
ARIZONA - 2.6% (1.6% of Total Investments)
3,815,000 Arizona Board of Regents, University of Arizona, Speed
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Refunding Series 2020A
4.000 08/01/44 3,701,938
1,000,000 Arizona Industrial Development Authority Education Revenue
Bonds, Academies of Math & Science Projects, Series 2023
5.375 07/01/53 1,008,061
11,795,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
4.000 01/01/36 11,852,660
6,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5.000 07/01/49 6,599,475
15,935,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5.000 07/01/42 16,144,035
7,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5.500 07/01/39 8,434,435
1,000,000 Pinal County Electrical District 4, Arizona, Electric System
Revenue Bonds, Refunding  Series 2015 - AGM Insured
4.000 12/01/38 1,000,908
500,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.500 12/01/29 537,557
24,765,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 26,698,084
1,000,000 (b) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5.000 06/15/54 975,876
TOTAL ARIZONA 76,953,029
ARKANSAS - 0.6% (0.4% of Total Investments)
5,020,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 5,182,770
6,550,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5.700 05/01/53 6,864,284
3,500,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7.000 07/01/59 3,355,323
2,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 1,985,229
1,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4.750 09/01/49 1,000,934
TOTAL ARKANSAS 18,388,540
CALIFORNIA - 10.6% (6.3% of Total Investments)
2,665,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C - AGM
Insured
5.000 10/01/52 2,820,097
3,500,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C - AGM
Insured
5.450 10/01/52 1,955,725
2,945,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.000 09/01/27 2,713,444

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,150,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.000% 09/01/28 $ 6,368,851
2,455,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.000 09/01/32 1,883,180
105,000 (c) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured,
(ETM)
0.000 09/01/35 73,457
95,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.000 09/01/35 64,160
1,055,000 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005 - AGM Insured
0.000 07/01/35 716,326
60,000 (c) Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B, (ETM)
0.000 08/01/32 46,866
235,000 (c) Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B - SYNCORA GTY
Insured, (ETM)
0.000 08/01/32 183,557
1,405,000 Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B - SYNCORA GTY
Insured
0.000 08/01/32 1,054,734
3,685,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B - FGIC
Insured
0.000 08/01/31 2,917,004
4,505,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B - FGIC
Insured
0.000 08/01/33 3,290,262
4,495,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5.250 11/01/54 4,759,608
10,000,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32), (UB)
5.000 05/01/54 10,667,986
5,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024G, (Mandatory Put
8/01/32)
5.000 11/01/55 5,267,833
9,000,000 (b) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 7,797,091
2,500,000 (b) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4.000 07/01/61 1,954,724
2,855,000 (c) California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5.000 11/15/46 2,974,543
10,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5.000 11/15/46 10,160,987
16,665,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5.000 11/15/48 17,008,774
5,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5.250 07/01/54 5,224,493
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/43 5,038,728
3,250,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/47 3,262,260
2,930,000 (b) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5.000 06/01/52 2,771,335
3,410,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Obligated Group, Series 2021A
4.000 06/01/51 2,694,705
1,500,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5.000 07/01/46 1,509,630
500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/44 500,225

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,550,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500% 12/01/54 $ 3,551,477
1,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/46 1,005,131
17,715,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 17,817,481
10,237 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/30 10,237
28,037 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.500 07/01/39 28,037
4,890,000 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2006B - NPFG Insured
0.000 08/01/26 4,674,872
1,000,000 Coachella Valley Unified School District, Riverside County,
California, General Obligation Bonds, Series 2005A - FGIC
Insured
0.000 08/01/30 830,841
1,000,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4.000 12/01/58 748,639
3,010,000 El Camino Community College District, California, General
Obligation Bonds, Election of 2002 Series 2012C
0.000 08/01/25 2,966,799
3,500,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0.000 01/15/34 2,532,391
9,930,000 (c) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Series 2015A, (Pre-refunded 6/01/25)
5.000 06/01/45 10,008,365
3,500,000 (c) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AGM Insured, (ETM)
0.000 06/01/26 3,363,877
1,260,000 Huntington Beach Union High School District, Orange County,
California, Certificates of Participation, Capital Project, Series
2007 - AGM Insured
0.000 09/01/35 863,436
5,240,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005 - AGM Insured
0.000 08/01/30 4,410,459
2,500,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC Insured
0.000 08/01/32 1,948,552
5,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo
Capital Appreciation
0.000 06/01/36 2,351,942
1,045,000 Lake Tahoe Unified School District, El Dorado County, California,
General Obligation Bonds, Series 2001B - NPFG Insured
0.000 08/01/31 839,442
9,140,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Lien Series 2015D,
(AMT)
5.000 05/15/41 9,157,231
40,000 (c) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5.000 05/15/46 43,943
12,835,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5.000 05/15/46 13,234,294
5,955,000 (f) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0.000 08/01/43 5,870,092
2,700,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7.000 11/01/34 3,318,697
2,200,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6.500 11/01/39 2,718,156

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,170,000 Ontario Redevelopment Financing Authority, San Bernardino
County, California, Revenue Bonds, Redevelopment Project 1,
Refunding Series 1995 - NPFG Insured
7.400% 08/01/25 $ 1,189,683
4,930,000 Patterson Joint Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election Series
2009B - AGM Insured
0.000 08/01/42 2,375,716
6,000,000 (c) Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006 - FGIC
Insured, (ETM)
0.000 10/01/34 4,296,968
2,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Series 2011A
0.000 08/01/41 1,040,652
5,000,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A - AGM
Insured
7.350 08/01/41 6,095,126
5,000,000 Riverside County Asset Leasing Corporation, California,
Leasehold Revenue Bonds, Riverside County Hospital Project,
Series 1997 - NPFG Insured
0.000 06/01/25 4,949,625
4,615,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0.000 10/01/38 2,645,732
10,990,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5.000 07/01/46 11,334,484
10,175,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000 05/01/49 10,301,595
4,945,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5.000 05/01/41 4,976,627
10,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5.000 05/01/42 10,100,944
11,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5.000 05/01/45 11,201,462
12,285,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5.000 05/01/50 12,423,895
735,000 (b) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5.000 09/01/43 764,615
635,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/44 635,300
5,000,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5.000 03/01/41 5,063,706
5,000,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5.000 03/01/47 5,030,244
14,985,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G - AGM Insured
0.000 08/01/40 7,778,660
6,660,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
0.000 08/01/43 2,535,716
2,460,000 Santee School District, San Diego County, California, General
Obligation Bonds, Capital Appreciation, Election 2006, Series
2008D - AGC Insured
0.000 08/01/33 1,842,228
1,145,000 Southern Kern Unified School District, Kern County, California,
General Obligation Bonds, Series 2006C - AGM Insured
0.000 11/01/30 948,392
1,175,000 Southern Kern Unified School District, Kern County, California,
General Obligation Bonds, Series 2010B - AGM Insured
0.000 11/01/35 794,382
2,410,000 Victor Elementary School District, San Bernardino County,
California, General Obligation Bonds, Series 2002A - FGIC
Insured
0.000 08/01/26 2,302,280
3,750,000 (f) Wiseburn School District, Los Angeles County, California,
General Obligation Bonds, Series 2011B - AGM Insured
0.000 08/01/36 4,225,265
TOTAL CALIFORNIA 312,828,273

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 14.7% (8.8% of Total Investments)
$ 2,285,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5.000% 12/01/51 $ 2,154,567
4,350,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4.375 12/01/52 3,677,056
3,000,000 Anthem West Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2015 - BAM Insured
5.000 12/01/35 3,042,160
2,000,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022 4.000 12/01/48 1,919,896
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 1,002,185
4,195,000 (c) Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2016C,
(Pre-refunded 12/15/26)
4.000 12/15/34 4,292,725
5,500,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5.000 06/01/47 5,770,563
1,456,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/29 1,459,602
2,165,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5.500 12/01/54 2,412,976
6,314,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
California, General Obligation Bonds, Limited Tax Refunding
Series 2020A-1
5.000 12/01/47 6,128,905
1,500,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2020A-1
5.000 12/01/50 1,433,366
2,945,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7.350 08/01/43 2,950,445
1,715,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Flagstaff Academy Project, Refunding
Series 2016
3.625 08/01/46 1,408,049
1,000,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Peak-to-Peak Charter School, Refunding
Series 2014
5.000 08/15/30 1,000,959
3,915,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Weld County School District 6 - Frontier
Academy, Refunding & Improvement Series 2016
3.250 06/01/46 2,978,862
545,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University Corporation for Atmospheric Research Project,
Refunding Series 2017
3.625 09/01/31 546,771
1,200,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4.000 03/01/36 1,202,891
1,600,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4.000 03/01/37 1,602,707
5,460,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
4.000 11/15/43 5,305,301
17,905,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4.000 11/15/46 17,091,760
11,090,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4.000 11/15/50 10,234,052
4,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5.000 01/01/37 4,621,346
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/44 5,092,621
5,395,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4.000 08/01/49 4,869,750
10,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4.000 08/01/49 9,128,747
2,725,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.500 11/01/47 2,946,173
2,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.250 11/01/52 2,428,376

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,670,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5.000% 06/01/28 $ 2,687,458
6,425,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5.000 06/01/40 6,467,011
1,390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5.250 05/15/47 1,401,177
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5.000 05/15/52 5,249,416
2,445,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A
5.000 05/15/54 2,562,559
3,785,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4.000 09/01/50 4,036,539
4,535,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5.000 11/01/44 4,676,615
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4.000 01/01/37 3,340,218
3,100,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5.000 12/31/56 3,037,091
950,000 (c) Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017C, (Pre-refunded 3/01/28) - BAM Insured
5.000 03/01/43 1,011,547
710,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017C - BAM Insured
5.000 03/01/43 729,227
2,360,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4.000 03/01/43 2,308,154
3,420,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R
4.000 03/15/45 3,307,462
4,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S
4.000 03/15/41 3,989,779
7,250,000 (c) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5.000 08/01/46 7,486,140
9,090,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 5,268,248
4,250,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
4.125 11/15/53 3,894,391
8,250,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.500 11/15/53 8,772,025
3,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5.250 11/15/53 3,656,855
2,790,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/45 3,059,034
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.000 11/15/53 5,144,016
17,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/43 17,294,918
11,750,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.000 12/01/48 11,889,087
9,040,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.250 12/01/48 9,241,280
4,095,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5.000 08/01/48 4,170,196
2,005,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5.000 10/01/32 2,005,676
5,130,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/30 5,233,489

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,900,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000% 12/01/36 $ 3,949,707
3,000,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5.625 12/01/48 2,926,718
385,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/35 259,721
150,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/37 91,779
75,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/38 43,521
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/39 10,958
110,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/41 53,634
18,380,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B - NPFG Insured
0.000 09/01/25 18,060,306
1,045,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 895,667
2,175,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/30 1,797,416
25,050,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/31 19,910,078
23,305,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/32 17,772,780
100,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 73,077
12,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2006A - NPFG Insured
0.000 09/01/38 6,397,212
385,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/28 341,989
60,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 03/01/36 39,479,448
2,200,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, Enterprise Wastewater Revenue Bonds, Improvement
Series 2020A - AGM Insured
4.000 12/01/49 2,109,651
8,000,000 Ebert Metropolitan District, Denver Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018A-1 - BAM
Insured
5.000 12/01/43 8,243,178
965,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5.250 12/01/48 969,330
3,550,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 3,471,828
2,000,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series
2020 - BAM Insured
4.000 12/01/45 1,928,987
3,935,000 Flying Horse Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020A - AGM Insured
4.000 12/01/50 3,643,466
2,545,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
6.000 12/01/52 2,393,656
1,305,000 Goldsmith Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2021 - AGM Insured
4.000 12/01/51 1,214,786
3,130,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 3,114,392
1,000,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.125 12/01/50 967,569
1,347,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5.250 12/01/49 1,347,861

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,500,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023 - AGM Insured
4.375% 12/01/53 $ 1,483,676
1,860,000 (c) Metropolitan State University of Denver, Colorado, Institutional
Enterprise Revenue Bonds, Aerospace and Engineering Sciences
Building Project, Series 2016, (Pre-refunded 12/01/25)
4.000 12/01/40 1,878,689
1,750,000 Midtown at Clear Creek Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Refunding Limited Tax
Series 2023A - BAM Insured
5.000 12/01/53 1,846,298
9,520,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series 2021
4.000 07/01/46 9,247,937
3,250,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series 2021
4.000 07/01/51 3,099,925
1,565,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement Series
2016
5.000 12/01/36 1,580,283
2,100,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement Series
2016
5.000 12/01/46 2,088,191
8,000,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2017A
5.000 12/01/46 8,056,270
2,235,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4.000 12/01/38 2,245,587
5,300,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 4,581,337
700,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 838,365
750,000 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Series 2016B - AGM Insured
5.000 12/01/36 774,443
1,050,000 Traditions Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2016 - BAM Insured
5.000 12/01/32 1,085,545
1,000,000 Traditions Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2016 - BAM Insured
4.125 12/01/37 1,004,397
1,500,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024A
4.250 12/01/54 1,439,415
500,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 396,041
2,000,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4.000 12/01/36 2,012,971
6,225,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.750 12/01/52 6,055,137
7,700,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 4,491,207
TOTAL COLORADO 434,296,848
CONNECTICUT - 1.4% (0.8% of Total Investments)
2,135,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A
4.000 07/01/51 1,916,248
850,000 (b) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5.000 01/01/45 775,886
5,355,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4.600 11/15/49 5,377,251
14,775,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5.000 01/01/34 15,489,243
6,410,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5.000 01/01/37 6,670,632
6,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5.000 01/01/38 6,224,841
3,730,000 University of Connecticut, General Obligation Bonds, Series
2020A
5.000 02/15/41 3,934,399
TOTAL CONNECTICUT 40,388,500

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.6% (0.3% of Total Investments)
$ 5,550,000 Delaware Economic Development Authority Retirement
Communities, Revenue Bonds, ACTS Retirement-Life
Communities Series 2023B
5.250% 11/15/53 $ 5,722,441
800,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5.000 06/01/48 804,455
3,000,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5.000 06/01/50 3,011,070
7,255,000 Delaware Transportation Authority, Revenue Bonds, US 301
Project, Series 2015
5.000 06/01/55 7,263,446
TOTAL DELAWARE 16,801,412
DISTRICT OF COLUMBIA - 2.7% (1.6% of Total Investments)
250,000 District of Columbia Housing Finance Agency, GNMA
Collateralized Single Family Mortgage Revenue Bonds, Series
1988E-4, (AMT)
6.375 06/01/26 250,546
51,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 13,523,384
2,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4.000 10/01/44 1,897,925
5,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
5.000 10/01/47 5,114,502
3,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4.000 10/01/49 2,764,497
5,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A - AGM
Insured
4.000 10/01/52 4,600,365
2,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0.000 10/01/36 1,279,789
5,000,000 (c) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, (Pre-refunded
10/01/26) - AGC Insured
6.500 10/01/41 5,301,325
15,800,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5.000 10/01/43 16,073,774
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5.000 10/01/49 5,074,035
8,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, (AMT)
5.000 10/01/46 8,198,732
7,400,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.250 10/01/53 7,728,886
3,485,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.500 10/01/54 3,741,958
4,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5.250 07/15/59 4,311,914
TOTAL DISTRICT OF COLUMBIA 79,861,632
FLORIDA - 10.7% (6.4% of Total Investments)
1,480,000 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding
Bonds, Fleet Landing Project, Series 2013A
5.000 11/15/37 1,480,938
450,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/45 449,988
2,260,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/48 2,259,811
8,280,000 Broward County, Florida, Airport System Revenue Bonds, Series
2019A, (AMT)
5.000 10/01/44 8,441,432
3,465,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/49 3,411,208
3,250,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6.250 06/15/53 3,378,500

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,485,000 Florida Department of Transportation, Florida, Right-of-Way
Acquisition and Bridge Construction Series 2018A
4.000% 07/01/42 $ 4,490,756
175,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
5.000 09/15/40 169,100
2,000,000 (b) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2019, (AMT)
5.000 05/01/29 2,033,373
5,000,000 (a) Florida Development Finance Corporation, Healthcare Facilities
Revenue Bonds, Tampa General Hospital Project, Series 2024A,
(UB)
5.250 08/01/55 5,153,412
3,900,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 4,180,543
4,200,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 4,181,107
8,800,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.000 07/01/44 9,046,502
10,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.250 07/01/47 10,547,162
11,665,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.250 07/01/47 12,181,449
12,710,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.250 07/01/53 13,202,905
5,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 5,153,722
12,540,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 13,022,568
31,985,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5.000 10/01/42 32,445,095
5,000,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Series 2018E, (AMT)
5.000 10/01/43 5,088,327
10,305,000 Hillsborough County Aviation Authority, Florida, Tampa
International Airport Customer Facility Charge Revenue Bonds,
Series 2015A
5.000 10/01/44 10,342,578
10,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4.000 08/01/55 9,067,756
825,000 (b) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/54 766,692
1,500,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5.000 10/01/53 1,576,578
9,820,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village, Series
2015A - AGM Insured
5.000 02/01/44 9,868,977
2,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.125 07/01/46 1,815,083
10,000,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A
5.250 03/01/53 10,708,931
8,070,000 (c) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2015A, (Pre-refunded
4/01/25)
5.000 04/01/45 8,096,406
10,050,000 (a) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A, (UB)
5.000 04/01/53 10,258,774

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,500,000 Miami-Dade County Health Facility Authority, Florida, Hospital
Revenue Bonds, Nicklaus Children's Hospital, Refunding Series
2017
5.000% 08/01/42 $ 1,520,175
5,000,000 Miami-Dade County School District, Florida, General Obligation
Bonds, School Series 2022A - BAM Insured
5.000 03/15/52 5,213,210
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2015A - BAM Insured, (AMT)
5.000 10/01/38 3,010,952
18,135,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 10/01/40 18,340,372
7,000,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2021A-2 - AGM Insured
4.000 10/01/49 6,687,804
1,005,000 (a) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5.250 10/01/52 1,030,869
1,210,000 (b) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5.100 07/01/51 1,217,765
5,000,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022
5.000 07/01/51 5,241,329
6,035,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2019B
4.000 10/01/49 5,710,183
3,500,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2021
4.000 10/01/46 3,381,450
8,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Inc. Series 2025A
4.500 10/01/56 7,854,271
7,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4.000 10/01/52 6,299,501
2,360,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5.000 10/01/49 2,425,802
3,260,000 Palm Beach County Health Facilities Authority, Florida,
Retirement Communities Revenue Bonds, ACTS Retirement - Life
Communities, Inc Obligated Group, Series 2016
5.000 11/15/32 3,323,265
1,665,000 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004
5.750 05/01/35 1,672,560
4,635,000 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds,
Recovery Zone Facility Bond Series 2014B
5.000 09/01/43 4,641,953
2,500,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018A
5.000 03/15/42 2,553,241
2,000,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5.000 08/15/42 2,033,404
9,770,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5.000 08/15/47 9,899,651
705,000 (b) Southeast Overtown/Park West Community Redevelopement
Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1
5.000 03/01/30 705,898
1,500,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance Projects,
Series 2014A
5.250 07/01/44 1,500,773
2,000,000 Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Refunding Series 2015A
5.000 12/01/40 1,965,333
7,545,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
5.000 07/01/50 7,659,114
1,000,000 Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Three
Project Series 2024
6.000 05/01/55 1,014,049
1,500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5.000 05/01/55 1,519,883
6,510,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Stetson University Inc. Project, Series 2015
5.000 06/01/45 6,396,119
TOTAL FLORIDA 315,638,599

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 2.9% (1.8% of Total Investments)
$ 1,890,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500% 12/15/48 $ 1,625,093
1,775,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1
5.250 07/01/40 1,782,023
3,400,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 3,487,297
14,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B,
(AMT)
5.000 07/01/52 14,367,482
2,600,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5.000 04/01/47 2,616,546
2,500,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5.125 04/01/53 2,607,616
3,575,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4.000 07/01/51 3,295,297
390,000 Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 1996 - NPFG Insured
5.500 08/15/26 397,484
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A
4.000 07/01/49 1,859,549
3,500,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4.000 07/01/51 3,404,628
3,285,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5.000 05/15/43 3,367,444
23,200,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5.000 05/15/49 24,401,261
10,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 9,923,174
10,260,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5.000 07/01/60 10,259,098
3,465,000 Paulding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System Inc., Series
2022A
5.000 04/01/42 3,689,667
TOTAL GEORGIA 87,083,659
GUAM - 0.5% (0.3% of Total Investments)
2,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5.000 11/15/34 2,014,042
1,710,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5.250 06/01/32 1,682,848
2,915,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5.625 06/01/47 2,810,704
245,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 07/01/27 250,042
1,240,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 01/01/46 1,248,129
2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5.000 12/01/33 2,040,373
2,260,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5.000 12/01/34 2,302,755
1,175,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5.000 12/01/46 1,184,668
355,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5.000 07/01/33 363,677
TOTAL GUAM 13,897,238
HAWAII - 1.0% (0.6% of Total Investments)
6,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2017B, (AMT)
4.000 03/01/37 5,547,373
7,500,000 Hawaii State, Airport System Revenue Bonds, Series 2015A,
(AMT)
5.000 07/01/45 7,507,252
6,000,000 Hawaii State, Airport System Revenue Bonds, Series 2022, (AMT) 5.000 07/01/38 6,362,441
5,000,000 Hawaii State, General Obligation Bonds, Series 2017FK 4.000 05/01/35 5,065,467

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII (continued)
$ 3,720,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2023
5.000% 07/01/48 $ 3,981,452
TOTAL HAWAII 28,463,985
IDAHO - 1.3% (0.7% of Total Investments)
9,495,000 Boise City Water Renewal System, Idaho, Revenue Bonds,
Refunding Series 2022
5.000 09/01/47 9,976,238
11,205,000 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2017ID
5.000 12/01/46 11,380,110
1,700,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5.000 09/01/29 1,711,534
5,585,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2021A
4.000 03/01/46 5,225,572
1,335,000 (g) Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025A
4.375 03/01/53 1,286,866
4,040,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5.000 07/15/56 3,254,984
1,155,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
4.750 09/01/26 1,155,467
310,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
5.000 09/01/32 310,328
3,000,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 2,708,860
TOTAL IDAHO 37,009,959
ILLINOIS - 12.4% (7.4% of Total Investments)
6,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 6,167,992
2,170,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A
5.000 12/01/42 2,157,193
1,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D
5.000 12/01/46 979,990
1,500,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D
5.000 12/01/46 1,465,107
9,250,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7.000 12/01/44 9,408,119
2,400,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B
6.500 12/01/46 2,464,118
11,295,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7.000 12/01/46 11,933,336
7,140,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0.000 12/01/25 6,922,064
4,325,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0.000 12/01/29 3,558,481
4,235,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0.000 12/01/31 3,191,432
6,050,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
5.500 12/01/26 6,119,627
10,285,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5.000 01/01/48 10,391,103
2,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016F - BAM Insured
4.250 01/01/47 1,944,551
4,000,000 (a) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4.625 01/01/53 3,931,936
5,000,000 (a) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5.250 01/01/53 5,151,918
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A - AGM Insured
5.500 01/01/53 5,236,895
8,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5.500 01/01/55 8,432,505

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B
5.500% 01/01/59 $ 2,180,726
4,115,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series
1999 - FGIC Insured
0.000 01/01/33 2,999,614
29,600,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series
1999 - FGIC Insured
0.000 01/01/38 16,699,003
4,000,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5.000 01/01/40 4,054,186
12,870,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5.500 01/01/49 13,118,786
11,575,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5.500 01/01/49 11,798,753
6,200,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Series 2001A - NPFG Insured
5.500 01/01/30 6,510,226
4,500,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017
5.000 12/01/47 4,554,177
3,000,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2016A
5.000 11/15/31 3,102,442
500,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5.000 11/15/34 516,017
4,550,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5.000 11/15/35 4,689,360
5,000,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4.450 11/01/36 5,072,612
815,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4.500 11/01/36 815,015
2,785,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5.500 11/01/36 2,791,294
410,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6.000 12/01/45 412,291
1,930,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, (UB)
5.000 05/01/45 1,939,616
12,025,000 (a),(c) Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, (Pre-refunded 5/01/25), (UB)
5.000 05/01/45 12,084,913
2,500,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5.000 02/15/33 2,577,208
10,000,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5.000 12/01/46 10,053,761
10,745,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/45 10,744,727
560,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5.000 08/15/35 563,228
6,245,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5.000 08/15/44 6,253,300
10,000,000 (a) Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, (UB)
5.000 08/15/47 10,466,110
2,670,000 (c) Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, (Pre-refunded 10/01/25)
5.000 10/01/46 2,706,178
15,030,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2023A
5.250 05/15/54 15,968,598
1,830,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5.250 06/15/32 1,840,034
450,000 Illinois State, General Obligation Bonds, December Series 2017A 5.000 12/01/39 463,130
3,500,000 Illinois State, General Obligation Bonds, January Series 2016 5.000 01/01/29 3,553,914
8,250,000 Illinois State, General Obligation Bonds, January Series 2016 5.000 01/01/32 8,363,751
4,200,000 Illinois State, General Obligation Bonds, June Series 2016 5.000 06/01/27 4,298,164
2,000,000 Illinois State, General Obligation Bonds, June Series 2022A 5.500 03/01/42 2,190,024
785,000 Illinois State, General Obligation Bonds, June Series 2022A 5.500 03/01/47 846,725
16,485,000 Illinois State, General Obligation Bonds, March Series 2021A 5.000 03/01/46 17,118,692
1,635,000 Illinois State, General Obligation Bonds, May Series 2020 5.500 05/01/30 1,747,963
5,305,000 Illinois State, General Obligation Bonds, May Series 2020 5.500 05/01/39 5,755,976
3,000,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 3,244,852
4,585,000 Illinois State, General Obligation Bonds, May Series 2023B 5.250 05/01/43 4,924,969
4,525,000 Illinois State, General Obligation Bonds, May Series 2023B 5.500 05/01/47 4,886,053
1,500,000 Illinois State, General Obligation Bonds, November Series 2016 5.000 11/01/37 1,530,653
3,510,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/27 3,633,548

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 8,865,000 Illinois State, General Obligation Bonds, October Series 2022C 5.500% 10/01/41 $ 9,782,901
4,685,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5.000 01/01/40 4,713,683
7,770,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4.000 01/01/42 7,563,159
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5.000 01/01/46 10,556,259
5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5.250 01/01/45 5,442,820
1,890,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5.000 06/15/52 1,895,009
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5.500 06/15/53 1,006,695
4,780,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5.000 06/15/57 4,824,202
5,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 12/15/34 3,463,386
1,100,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 12/15/35 729,713
3,805,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 06/15/41 1,878,292
835,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Hospitality Facility, Series 1996A, (ETM)
7.000 07/01/26 865,311
1,350,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Refunding Series 2020B - BAM Insured
4.000 04/01/41 1,272,517
2,495,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5.500 06/01/58 2,645,254
2,500,000 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project & Refunding
Series 2019A - BAM Insured
4.000 01/01/44 2,414,267
TOTAL ILLINOIS 365,580,424
INDIANA - 1.6% (1.0% of Total Investments)
1,480,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5.875 06/01/55 1,395,224
625,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Seven Oaks Classical School Project, Series 2021A
5.000 06/01/51 558,649
3,950,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5.000 10/01/46 4,212,030
2,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5.000 10/01/53 2,103,891
10,000,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A,
(UB)
5.000 10/01/53 10,519,454
7,480,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
5.000 12/01/40 7,496,381
4,500,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2012A
4.000 10/01/42 4,140,263
2,605,000 (a) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1, (UB)
4.650 07/01/49 2,625,531
8,150,000 (a) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1, (UB)
4.750 07/01/54 8,190,624
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 1,066,752
3,460,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.000 03/01/53 3,610,431

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,660,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5.000% 01/01/54 $ 1,734,281
TOTAL INDIANA 47,653,511
IOWA - 0.8% (0.5% of Total Investments)
2,550,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5.000 09/01/41 2,165,196
2,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5.000 09/01/51 1,547,912
2,505,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 2,507,266
9,535,000 (c) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32)
5.000 12/01/50 10,912,060
6,235,000 Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals
and Clinics, SUI Series 2022A
4.000 09/01/36 6,358,064
TOTAL IOWA 23,490,498
KANSAS - 0.6% (0.4% of Total Investments)
6,770,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5.000 07/01/43 6,855,389
7,600,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5.000 07/01/48 7,665,659
3,625,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement and Refunding Series
2022A - AGM Insured
5.250 09/01/52 3,822,494
TOTAL KANSAS 18,343,542
KENTUCKY - 0.8% (0.5% of Total Investments)
6,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/45 6,029,782
4,790,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6.750 07/01/43 5,519,520
3,655,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6.875 07/01/46 4,214,392
7,100,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5.000 05/01/55 7,444,718
TOTAL KENTUCKY 23,208,412
LOUISIANA - 3.1% (1.9% of Total Investments)
3,820,000 Ascension Parish Industrial development Board, Louisiana,
Revenue Bonds, Impala Warehousing (US) LLC Project, Series
2013
6.000 07/01/36 3,821,961
3,130,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5.000 12/01/42 3,188,287
4,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
5.000 10/01/44 4,048,439
7,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/46 7,056,069
10,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020A
4.000 05/15/49 9,219,338
6,530,000 (b) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6.500 07/01/36 6,533,219
1,265,000 (c) Louisiana Public Facilities Authority, Hospital Revenue and
Refunding Bonds, Lafayette General Medical Center Project,
Series 2016A, (Pre-refunded 11/01/25)
5.000 11/01/45 1,284,746
8,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.250 10/01/53 8,654,489
1,830,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
4.000 05/15/35 1,833,975
8,540,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/59 9,041,694

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 4,835,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750% 09/01/64 $ 5,234,506
10,810,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.000 07/01/48 11,291,254
14,000,000 (c) Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2015A, (Pre-refunded 5/01/25)
4.000 05/01/41 14,041,189
1,000,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 1,006,241
5,655,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2015
5.000 12/01/40 5,715,491
TOTAL LOUISIANA 91,970,898
MAINE - 0.7% (0.4% of Total Investments)
3,820,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4.000 07/01/41 3,281,425
3,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000 07/01/41 2,950,346
5,480,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4.000 07/01/46 4,523,575
4,595,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000 07/01/46 4,446,825
2,935,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5.000 07/01/48 2,957,599
1,290,000 Maine Turnpike Authority, Special Obligation Bonds, Series 2014 5.000 07/01/33 1,291,815
1,020,000 Maine Turnpike Authority, Special Obligation Bonds, Series 2014 5.000 07/01/34 1,021,305
TOTAL MAINE 20,472,890
MARYLAND - 6.7% (4.0% of Total Investments)
1,765,000 Anne Arundel County, Maryland, FNMA Multifamily Housing
Revenue Bonds, Glenview Gardens Apartments Project, Series
2009, (Mandatory Put 1/01/27)
5.000 01/01/28 1,767,554
1,180,000 Anne Arundel County, Maryland, Special Tax District Revenue
Bonds, Villages of Dorchester & Farmington Village Projects,
Series 2013
5.000 07/01/32 1,180,711
1,000,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
3.625 01/01/37 942,137
2,220,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
5.000 01/01/37 2,235,655
9,215,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/42 9,130,963
4,000,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects,
Subordinate Series 2017A
5.000 07/01/46 4,059,334
1,430,000 (c) Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding
Series 1998A - FGIC Insured, (ETM)
5.000 07/01/28 1,476,577
2,500,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2014A
5.000 07/01/44 2,509,563
6,000,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5.000 07/01/41 6,114,643
1,450,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5.500 06/01/43 1,422,010
525,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
5.000 06/15/30 525,364
425,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
5.000 06/15/33 425,262
1,270,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4.500 09/01/33 1,273,757
240,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
5.000 09/01/38 241,693

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,895,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5.000% 06/01/36 $ 1,903,540
250,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5.125 06/01/43 250,538
2,000,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019A
3.625 06/01/46 1,649,524
350,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019B
3.875 06/01/46 296,372
450,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
4.000 07/01/29 445,775
738,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
5.000 07/01/36 749,844
3,000,000 (b) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5.000 09/01/37 2,975,020
1,750,000 (b) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5.000 09/01/45 1,644,973
286,000 Frederick County, Maryland, Special Obligation Bonds, Lake
Linganore Village Community Development Series 2001A - RAAI
Insured
5.700 07/01/29 286,531
1,240,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4.000 07/01/35 1,234,044
370,000 Frederick County, Maryland, Tax Increment and Special Tax B
Limited Obligation Bonds, Oakdale-Lake Linganore Project,
Series 2019
3.750 07/01/39 331,922
105,000 (b) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4.625 07/01/43 102,328
2,000,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5.000 01/01/33 2,041,691
1,000,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5.000 01/01/36 1,017,008
1,500,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
4.000 06/01/34 1,482,865
1,550,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
5.000 06/01/44 1,550,365
1,995,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
4.625 10/01/28 1,997,037
2,995,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
5.000 10/01/28 2,999,105
1,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Woodfield Oxford Square Apartments, Series 2017
5.000 12/01/42 1,014,983
1,290,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2016
5.000 04/01/46 1,184,160
1,710,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2017
5.000 04/01/36 1,696,901
1,500,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4.125 02/15/34 1,461,446
1,550,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4.375 02/15/39 1,495,519
850,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4.500 02/15/47 795,675
2,125,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5.000 07/01/31 2,125,667
1,640,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5.000 07/01/34 1,607,772
1,220,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2000A
2.800 07/01/45 880,664

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,195,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2014D
3.900% 07/01/40 $ 1,143,987
680,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2017C
3.550 07/01/42 609,819
700,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2020E
2.350 07/01/45 453,547
1,445,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
3.000 03/01/42 1,192,604
2,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020D
2.100 09/01/40 1,444,823
2,570,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
2.000 09/01/43 1,640,818
2,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Taxable Series 2019D
3.350 07/01/49 1,646,377
1,000,000 Maryland Community Development Administration, Department
of Housing and Community Development, Multifamily
Development Revenue Bonds, Marlborough Apartments, Series
2014I
3.450 12/15/31 998,651
1,000,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5.000 06/01/31 1,041,033
1,125,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5.000 06/01/32 1,168,738
3,360,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5.000 06/01/35 3,473,920
1,600,000 Maryland Economic Development Corporation, Air Cargo
Obligated Group Revenue Bonds, AFCO Airport Real Estate
Group, Series 2019, (AMT)
4.000 07/01/39 1,519,452
1,250,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4.000 06/01/48 1,025,105
1,080,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4.000 06/01/58 841,840
3,725,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds, Baltimore City Project, Senior Parking Facilities
Revenue Bonds, Series 2018A
5.000 06/01/58 3,765,559
5,810,000 Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore
Facility, Refunding Series 2010
5.750 09/01/25 5,855,179
2,000,000 (d) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5.000 12/01/31 1,297,500
1,100,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/36 1,114,093
470,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/37 470,155
585,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4.375 07/01/36 569,024
385,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series
2013
5.000 06/01/27 385,176

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 500,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series
2013
5.000% 06/01/34 $ 500,093
1,510,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Sheppard Pratt University Village, Series 2012
5.000 07/01/33 1,495,449
495,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland - Baltimore Project,
Refunding Senior Lien Series 2015
5.000 07/01/39 495,638
1,110,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, Baltimore County
Project, Refunding Series 2016 - AGM Insured
3.600 07/01/35 1,071,851
990,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
4.000 07/01/32 990,005
2,470,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
4.250 07/01/35 2,446,670
1,740,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
5.000 07/01/45 1,741,414
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series
2001 - AMBAC Insured
5.000 07/01/27 1,007,975
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series
2001 - AMBAC Insured
5.000 07/01/34 1,008,036
145,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Medical
Institutions, Series 1996 - AMBAC Insured
5.500 07/01/26 146,156
250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5.000 07/01/34 254,804
4,820,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5.000 07/01/38 4,884,426
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/36 91,385
1,450,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/38 1,467,226
600,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
4.000 07/01/42 557,164
1,400,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5.500 01/01/36 1,430,832
4,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5.500 01/01/46 4,058,759
2,125,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5.000 01/01/36 2,162,128
4,090,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5.000 01/01/45 4,125,339
1,000,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
3.250 07/01/39 824,927
1,200,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Goucher College, Series 2017A
5.000 07/01/44 1,179,488
265,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.125 07/01/37 265,434
500,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.250 07/01/47 493,491
1,340,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured,
(ETM)
5.000 07/01/27 1,370,514
2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System Issue, Series
2015A
4.000 05/15/40 2,462,152
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
5.000 07/01/38 500,166
4,375,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
4.250 07/01/41 4,313,709
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017
5.000 07/01/33 1,034,024

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017
5.000% 07/01/44 $ 1,008,429
1,500,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (Pre-
refunded 7/01/25)
4.000 07/01/35 1,507,194
1,125,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (Pre-
refunded 7/01/25)
5.000 07/01/40 1,134,956
2,975,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015
4.125 07/01/47 2,875,221
175,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2016
5.000 06/01/36 176,469
525,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5.000 06/01/35 539,515
1,000,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5.000 06/01/42 1,027,647
2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2015
5.000 08/15/38 2,501,389
4,260,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2017MD
5.000 12/01/46 4,326,574
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2015
5.000 07/01/35 1,006,774
5,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
5.000 07/01/39 5,635,519
1,000,000 (c) Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016, (Pre-refunded 5/01/26)
5.000 05/01/35 1,027,795
6,250,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5.000 05/01/42 6,447,880
7,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4.000 07/01/50 6,665,471
1,500,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2014A
3.875 07/01/39 1,459,119
6,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
4.000 12/01/44 5,821,474
320,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5.000 07/01/46 320,302
1,050,000 Prince George's County, Maryland, Revenue Bonds, Collington
Episcopal Life Care Community Inc., Series 2017
5.250 04/01/37 1,050,134
1,300,000 (b) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.125 07/01/39 1,308,958
2,200,000 (b) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 2,214,795
1,854,000 Prince George's County, Maryland, Special Tax District Bonds,
Victoria Falls Project, Series 2005
5.250 07/01/35 1,862,621
795,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Refunding Series
2017A-2
5.000 11/01/31 806,330
1,070,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5.000 11/01/28 1,088,293
1,000,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5.000 11/01/37 1,005,012
500,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5.000 11/01/42 492,448
1,000,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5.000 11/01/47 956,719

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,000,000 (c) Washington County County Commissioners, Maryland, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019B,
(ETM)
5.000% 01/01/29 $ 1,074,317
500,000 (c) Washington County County Commissioners, Maryland, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019B,
(Pre-refunded 1/01/29)
5.000 01/01/32 537,158
TOTAL MARYLAND 198,441,660
MASSACHUSETTS - 1.0% (0.6% of Total Investments)
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1
4.000 07/01/51 4,801,813
539,969 (b),(d) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6.750 10/15/37 5
677,039 (d) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2010
7.625 10/15/37 7
3,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4.500 01/01/45 2,999,907
8,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5.000 07/01/44 8,253,097
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care, Series 2016I
4.000 07/01/41 1,420,221
1,145,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5.000 09/01/40 1,146,239
1,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5.000 09/01/45 1,263,892
2,000,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2013B
4.500 06/01/56 1,954,007
1,600,000 (a) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4.900 12/01/59 1,605,365
4,485,000 (a) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4.700 12/01/49 4,534,675
2,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5.000 01/01/54 2,118,866
TOTAL MASSACHUSETTS 30,098,094
MICHIGAN - 3.5% (2.1% of Total Investments)
40,000 (c) Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4.000 03/01/44 41,360
960,000 Eastern Michigan University, General Revenue Bonds, Series
2018A - AGM Insured
4.000 03/01/44 921,041
4,180,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Refunding Series 2023
5.000 05/01/53 4,338,319
2,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5.000 07/01/48 2,069,323
10,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4.000 11/01/55 8,974,171
10,125,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4.000 11/01/55 9,136,648
5,000,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4.000 02/15/47 4,645,868
3,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Fixed Rate Series 2022A-MI
4.000 12/01/47 2,818,216
4,500,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4.000 12/01/49 4,134,094
4,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5.000 06/01/40 4,573,206
4,385,000 (c) Michigan Hospital Finance Authority, Revenue Bonds, Ascension
Health Senior Credit Group, Refunding & Project Series 2010F-6,
(Pre-refunded 11/15/26)
4.000 11/15/47 4,452,010
615,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension
Health Senior Credit Group, Refunding & Project Series 2010F-6
4.000 11/15/47 569,669

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4.700% 10/01/54 $ 2,498,176
2,450,000 (a) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.650 12/01/49 2,472,106
10,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5.000 04/15/34 10,112,595
1,000,000 Michigan State University, General Revenue Bonds, Refunding
Series 2019C
4.000 02/15/44 980,111
8,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4.000 11/15/45 7,891,183
6,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5.500 11/15/49 6,659,934
7,500,000 (a) Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I, (UB)
5.000 05/01/50 7,713,098
5,000,000 Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5.000 05/01/47 5,294,178
11,225,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5.000 05/01/50 11,565,147
1,200,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D
5.000 12/01/45 1,204,852
TOTAL MICHIGAN 103,065,305
MINNESOTA - 2.9% (1.7% of Total Investments)
310,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/36 293,007
750,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/47 672,640
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4.000 07/01/37 481,014
6,905,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/48 6,966,978
11,925,000 (a) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A, (UB)
5.000 02/15/53 11,959,309
1,925,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.250 02/15/53 1,947,193
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/58 3,004,989
1,125,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
4.125 02/01/52 1,090,630
725,000 Hawley Independent School District 150, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2023A
4.000 02/01/43 725,327
500,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4.000 06/01/41 411,343
2,010,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4.000 02/01/42 2,005,365
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/31 1,051,795
1,300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/38 1,345,503
3,420,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/44 3,482,135

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 4,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000% 01/01/49 $ 4,051,660
2,295,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5.000 01/01/41 2,342,669
470,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5.000 01/01/32 480,359
450,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5.000 01/01/35 458,362
580,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5.000 01/01/37 589,600
750,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5.000 01/01/41 757,445
2,745,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.250 01/01/47 2,861,188
1,300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
3.750 03/01/38 1,281,777
1,460,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4.000 03/01/41 1,448,505
2,150,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017
4.000 03/01/48 2,001,739
270,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A
3.000 08/01/36 246,847
190,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3.000 08/01/36 173,708
2,910,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A
5.000 08/01/41 3,127,105
2,000,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2022
5.000 11/15/57 2,094,397
2,380,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4.000 02/01/44 2,339,543
2,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5.000 05/01/48 2,036,123
1,520,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5.000 12/01/50 1,470,422
1,395,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
5.000 12/01/39 1,403,299
2,625,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5.000 09/01/40 2,644,360
1,250,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5.000 09/01/43 1,254,776
780,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5.000 09/01/55 758,537
2,205,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.500 09/01/36 2,236,457
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.750 09/01/46 2,525,728
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6.000 09/01/51 2,529,420

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5.000% 07/01/44 $ 476,104
1,745,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5.000 05/01/33 1,692,133
1,000,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5.125 05/01/48 867,351
2,245,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/47 2,255,876
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
5.000 12/01/43 788,891
750,000 (c) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5.000 11/15/29 762,022
2,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5.000 08/01/54 2,000,563
TOTAL MINNESOTA 85,394,194
MISSISSIPPI - 0.8% (0.5% of Total Investments)
1,500,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5.000 09/01/36 1,514,181
6,000,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5.000 09/01/41 6,021,390
15,500,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5.000 09/01/46 15,474,512
TOTAL MISSISSIPPI 23,010,083
MISSOURI - 4.9% (2.9% of Total Investments)
1,000,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
5.000 08/01/28 943,202
2,010,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
3.625 05/01/30 2,002,954
1,945,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
4.000 03/01/42 1,920,096
5,640,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5.000 03/01/44 5,724,935
2,965,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/39 3,047,063
13,250,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/46 13,404,148
11,950,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/54 12,031,255
400,000 (b) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
5.000 04/01/46 368,176
7,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0.000 04/15/27 6,473,575
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0.000 04/15/28 4,451,657
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0.000 04/15/29 4,281,174
6,185,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4.000 01/01/48 5,954,982

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2.750% 09/01/33 $ 892,476
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2016
5.000 11/15/34 1,019,748
11,010,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4.000 07/01/46 10,589,949
1,045,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5.000 11/15/44 1,045,220
11,090,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5.000 11/15/48 11,090,197
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5.000 11/15/42 3,049,999
6,265,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5.000 11/15/47 6,325,879
10,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4.000 06/01/53 9,023,565
1,800,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4.000 02/15/44 1,741,275
7,815,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4.000 02/15/49 7,361,318
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4.000 06/01/48 1,816,379
7,925,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5.000 02/01/46 7,926,493
4,370,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5.000 02/01/46 4,370,823
725,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4.000 10/01/36 731,970
3,510,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
5.000 10/01/47 3,558,944
6,440,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4.650 11/01/49 6,507,144
1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
4.500 11/01/54 1,477,330
1,170,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4.700 11/01/54 1,172,038
1,330,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5.000 12/01/37 1,366,883
1,140,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5.000 12/01/38 1,167,746
2,185,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/44 1,838,196
375,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5.875 09/01/43 373,929
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5.125 09/01/48 987,157
TOTAL MISSOURI 146,037,875
MONTANA - 0.3% (0.2% of Total Investments)
2,090,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5.000 07/01/43 2,118,719
6,830,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5.250 11/15/52 7,284,795
TOTAL MONTANA 9,403,514

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA - 0.1% (0.1% of Total Investments)
$ 1,625,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4.000% 11/15/40 $ 1,589,562
1,635,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
4.125 11/01/36 1,615,433
1,000,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5.000 11/01/45 1,003,904
TOTAL NEBRASKA 4,208,899
NEVADA - 0.6% (0.4% of Total Investments)
8,835,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5.000 07/01/43 9,119,273
7,500,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
4.000 07/01/49 7,005,025
2,400,000 Nevada System of Higher Education, Community College
Revenue Bonds, Series 2017
4.000 07/01/41 2,373,407
TOTAL NEVADA 18,497,705
NEW HAMPSHIRE - 0.5% (0.3% of Total Investments)
3,000,000 (b) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018B
4.625 11/01/42 2,808,062
1,500,000 (b) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A,
(Mandatory Put 7/02/40)
3.625 07/01/43 1,247,336
4,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5.000 08/01/35 4,133,898
5,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2020A - AGM Insured
5.000 08/01/59 5,409,654
TOTAL NEW HAMPSHIRE 13,598,950
NEW JERSEY - 5.4% (3.2% of Total Investments)
5,000,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5.000 11/01/40 5,251,087
1,965,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5.000 01/01/31 1,970,765
1,865,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5.125 01/01/39 1,866,957
1,585,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5.125 07/01/42 1,586,357
6,030,000 New Jersey Economic Development Authority, Revenue Bonds,
New Jersey Transit Corporation Projects Sublease, Refunding
Series 2017B
5.000 11/01/25 6,123,548
2,000,000 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5.500 06/15/31 2,102,316
6,770,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5.500 09/01/27 7,207,056
2,410,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
4.000 06/15/50 2,289,123
5,275,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4.000 07/01/51 5,031,417
2,020,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5.000 06/15/28 2,069,507
3,340,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5.000 06/15/29 3,418,405
8,155,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4.250 06/15/44 8,133,237
4,890,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5.250 06/15/50 5,263,820

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000% 12/15/26 $ 942,629
21,120,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0.000 12/15/28 18,573,462
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/32 7,573,616
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/33 14,519,272
25,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0.000 12/15/35 16,408,528
30,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0.000 12/15/36 18,823,680
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/32 1,503,064
1,690,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/33 1,700,249
2,840,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.000 06/15/45 2,843,000
2,800,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5.000 12/15/36 2,949,624
2,460,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B 4.000 01/01/34 2,505,006
5,250,000 (a) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B, (UB)
5.250 01/01/52 5,695,867
7,810,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A
5.000 11/01/45 8,115,703
3,215,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/36 3,309,724
1,405,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/46 1,418,245
1,200,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 1,203,945
TOTAL NEW JERSEY 160,399,209
NEW MEXICO - 0.4% (0.2% of Total Investments)
3,370,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
5.000 08/01/46 3,431,478
7,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
4.000 08/01/48 6,510,703
1,505,000 Santa Fe County, New Mexico, Correctional System Gross
Receipts Tax Revenue Bonds, Series 1997 - AGM Insured
6.000 02/01/27 1,548,202
TOTAL NEW MEXICO 11,490,383
NEW YORK - 13.3% (7.9% of Total Investments)
6,600,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0.000 07/15/44 2,658,588
490,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health System,
Inc. Project, Series 2015
5.250 07/01/35 486,874
4,000,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A, (UB)
4.250 05/01/52 3,791,262
1,680,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
North Shore Long Island Jewish Obligated Group, Series 2015A,
(Pre-refunded 5/01/25)
4.125 05/01/42 1,683,838
3,195,000 Dormitory Authority of the State of New York, Revenue Bonds,
North Shore Long Island Jewish Obligated Group, Series 2015A
5.000 05/01/43 3,209,025
600,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/34 590,167
2,295,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.250 10/01/49 2,384,454
3,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5.000 03/15/46 3,173,003
20,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4.000 02/15/47 19,123,486

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,760,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A
5.000% 03/15/44 $ 3,830,078
5,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5.250 10/01/35 5,748,300
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5.000 09/01/37 5,271,402
4,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
5.250 11/15/54 4,346,134
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Refunding Series 2012A
0.000 11/15/32 7,517,646
9,220,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024A - BAM Insured
4.000 11/15/48 8,748,277
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
4.000 11/15/42 1,933,405
8,715,000 (a) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2024A, (UB)
4.000 04/01/54 8,246,292
740,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable
Class E Series 2024
4.375 12/15/31 753,101
500,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.300 10/01/37 320,000
1,000,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.350 10/01/46 640,000
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4.000 06/15/42 4,990,155
3,255,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2021 Series CC-1
4.000 06/15/51 3,090,144
6,140,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series AA-1
5.250 06/15/52 6,598,958
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5.000 05/01/40 2,033,789
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5.000 08/01/40 5,225,275
20,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-1
4.000 11/01/42 19,668,802
9,530,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1
4.000 08/01/45 9,236,835
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5.000 02/01/47 5,265,260
6,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
4.000 05/01/51 5,953,834
3,530,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4.250 05/01/54 3,450,309
11,210,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)
4.250 05/01/54 10,956,931
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5.000 11/01/53 2,117,674
2,060,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series B-1
5.000 12/01/41 2,107,587
2,000,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1
5.000 03/01/43 2,119,102
3,000,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5.000 08/01/47 3,147,498
2,000,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series
2015
5.000 11/15/45 2,004,521
55,000 New York Counties Tobacco Trust I, Tobacco Settlement Pass-
Through Bonds, Series 2000B
6.500 06/01/35 55,033

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 840,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5.625% 06/01/35 $ 854,709
27,820,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 27,839,452
7,210,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2021A-1
4.000 03/15/55 6,835,177
10,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Green Series
2023A
5.000 03/15/56 10,514,139
5,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Green Series
2023A
5.000 03/15/63 5,231,380
13,370,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5.000 03/15/47 13,975,059
4,120,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5.000 03/15/50 4,285,052
2,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A
5.000 03/15/46 2,129,012
19,000,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Series 2021A
4.000 03/15/47 18,266,176
14,390,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 14,385,009
28,800,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 28,798,350
6,115,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.250 12/31/54 6,471,551
5,000,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.500 12/31/60 5,285,536
75,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 75,084
5,940,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/31 5,946,683
3,105,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 3,241,921
10,060,000 (a) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.000 06/30/54 10,307,030
8,305,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5.250 06/30/60 8,642,528
9,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/60 9,444,189
2,790,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.000 06/30/49 2,860,313
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/39 3,126,266

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,050,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000% 01/01/33 $ 3,136,148
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.375 10/01/45 963,760
1,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 1,228,556
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventeen Series 2019
5.000 11/01/44 5,196,422
2,835,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/29 2,231,790
2,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/34 2,055,208
4,455,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
4.500 12/01/56 4,432,629
6,110,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
5.250 05/15/64 6,535,737
1,250,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/45 1,171,078
2,850,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 2,663,766
820,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured
5.750 11/01/48 907,923
TOTAL NEW YORK 391,514,672
NORTH CAROLINA - 1.4% (0.8% of Total Investments)
2,500,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2022A - AGM Insured,
(AMT)
5.500 07/01/47 2,680,514
7,555,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000 06/30/54 7,425,173
4,160,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4.700 07/01/50 4,170,427
11,145,000 North Carolina Medial Care Commission, Health Care Facilities
Revenue Bonds, Rex Healthcare, Series 2020A
4.000 07/01/49 10,600,904
1,570,000 North Carolina Medical Care Commission,  Retirement Facilities
First Mortgage Revenue Bonds, Southminster Project, Refunding
Series 2016
5.000 10/01/31 1,584,087
1,655,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Deerfield Episcopal Retirement Community,
Refunding First Mortgage Series 2016
5.000 11/01/37 1,671,981
500,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5.000 01/01/32 506,734
11,480,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5.000 01/01/49 11,744,389
1,100,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2019A
4.000 06/01/44 1,081,061
TOTAL NORTH CAROLINA 41,465,270
NORTH DAKOTA - 0.4% (0.2% of Total Investments)
5,000,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
4.000 12/01/47 4,342,596
520,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2023A - AGM
Insured
5.000 12/01/53 530,934
700,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5.000 12/01/36 690,126
1,400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/50 1,414,866

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 1,350,000 (a) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A, (UB)
4.750% 01/01/52 $ 1,342,293
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/48 2,984,688
TOTAL NORTH DAKOTA 11,305,503
OHIO - 4.1% (2.4% of Total Investments)
6,250,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5.250 11/15/46 6,308,509
6,000,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
4.000 08/01/36 6,051,986
22,740,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 2,414,037
9,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 8,107,805
3,960,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017
4.000 11/15/34 3,782,669
3,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017
4.000 11/15/35 2,841,291
2,000,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/47 2,016,513
2,000,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5.000 12/01/51 1,998,407
1,000,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 1,007,177
4,795,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5.000 06/15/43 4,226,526
5,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5.000 08/15/42 5,072,617
3,780,000 (b) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5.000 12/01/53 3,834,231
8,360,000 (c) Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake
Hospital System, Inc., Refunding Series 2015, (Pre-refunded
8/15/25)
5.000 08/15/45 8,445,060
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/33 2,007,918
5,500,000 (b) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5.000 07/01/49 5,146,705
4,200,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 4,121,674
1,000,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2009A, (Mandatory Put 6/01/22)
4.750 06/01/33 1,048,934
1,500,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2020
Project, Series 2020
4.000 10/01/50 1,265,022
2,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4.000 10/01/52 1,665,874
4,350,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2015A
5.000 12/01/44 4,361,416
3,710,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5.800 02/15/36 4,215,302
3,375,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4.000 02/15/38 3,402,348

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 16,325,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
5.000% 02/15/43 $ 16,799,845
5,450,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 5,712,763
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5.250 12/01/59 4,521,616
3,770,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4.250 12/01/48 3,687,301
6,000,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5.250 12/01/53 6,317,977
TOTAL OHIO 120,381,523
OKLAHOMA - 0.7% (0.4% of Total Investments)
1,700,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 1,731,610
1,800,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/41 1,858,139
6,815,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2017C
5.000 01/01/47 6,925,724
10,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
4.250 01/01/55 9,817,463
1,000,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.250 11/15/37 1,014,640
TOTAL OKLAHOMA 21,347,576
OREGON - 2.6% (1.6% of Total Investments)
1,500,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/54 1,557,349
2,435,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5.000 06/15/36 2,531,038
725,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.250 11/15/50 722,907
4,875,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
5.000 01/01/48 4,887,522
3,180,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5.000 06/01/46 3,192,964
2,410,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2022A
5.000 06/01/52 2,501,088
1,500,000 Oregon Health and Science University, Revenue Bonds,
Refunding Series 2016B
5.000 07/01/39 1,527,055
4,250,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5.500 07/01/53 4,549,229
10,645,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5.000 07/01/47 10,710,175
15,440,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5.000 05/15/46 15,548,922
30,870,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A
4.000 05/15/49 28,138,147
2,000,000 University of Oregon, General Revenue Bonds, Series 2018A 5.000 04/01/48 2,043,060
TOTAL OREGON 77,909,456
PENNSYLVANIA - 8.0% (4.8% of Total Investments)
13,000,000 (a) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5.000 01/01/56 13,192,271
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4.000 06/01/45 975,879
1,765,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4.000 06/01/50 1,687,777

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,800,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4.750% 01/01/35 $ 3,966,548
345,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5.000 06/01/34 362,011
3,500,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5.000 07/01/37 3,616,342
8,385,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5.000 07/01/42 8,577,840
16,515,000 (a) Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021, (UB)
5.000 11/01/51 16,761,911
5,400,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0.000 12/01/33 3,889,143
11,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0.000 12/01/38 6,178,429
2,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5.000 09/01/35 2,494,304
5,410,000 (a) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A, (UB)
5.000 09/01/48 5,479,155
13,150,000 (a) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B, (UB)
5.000 05/01/57 13,405,409
235,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5.500 11/01/44 235,388
1,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5.250 12/01/37 1,010,986
7,730,000 (a) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024, (UB)
4.000 08/01/54 7,367,444
2,000,000 (b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Covanta Project, Green Series
2019A, (AMT)
3.250 08/01/39 1,642,152
6,670,000 (a) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
4.250 11/01/48 6,458,199
12,920,000 (a) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
4.250 11/01/51 12,388,664
10,000,000 (a) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
4.375 11/01/54 9,770,568
4,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
5.000 11/01/54 4,124,858
9,575,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4.000 08/15/44 9,338,079
6,000,000 (g) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A
4.250 02/15/55 5,860,912
12,000,000 (a) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.600 10/01/49 12,057,299
3,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4.750 10/01/49 3,027,805
16,750,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6.375 12/01/38 18,004,245
4,210,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5.000 12/01/45 4,233,343
7,235,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2021B
5.000 12/01/51 7,608,045
3,635,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5.250 12/01/52 3,915,904
14,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6.250 06/01/33 15,064,313

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 6,890,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1
5.000% 12/01/45 $ 6,915,298
7,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2021A - BAM Insured
4.000 09/01/46 7,207,937
7,400,000 (a) Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT), (UB)
5.000 07/01/47 7,451,562
2,000,000 Union County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Evangelical Community Hospital Project, Series 2018B
5.000 08/01/48 2,022,054
10,000,000 Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Series 2016 - BAM Insured
5.000 08/15/38 10,078,979
TOTAL PENNSYLVANIA 236,371,053
PUERTO RICO - 2.6% (1.6% of Total Investments)
2,380,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5.500 05/15/39 2,393,140
90,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 82,777
88,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/29 75,430
114,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/31 90,232
128,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 93,369
1,093,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 1,095,688
21,208,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 5,131,055
11,965,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 11,757,803
42,350,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 42,361,752
3,875,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 3,845,007
3,291,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 3,265,527
20,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 19,541
7,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 6,901,310
TOTAL PUERTO RICO 77,112,631
RHODE ISLAND - 0.3% (0.2% of Total Investments)
3,320,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group,
Refunding Series 2016
5.000 05/15/39 3,340,741
30,175,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0.000 06/01/52 5,305,568
TOTAL RHODE ISLAND 8,646,309
SOUTH CAROLINA - 5.5% (3.3% of Total Investments)
1,500,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5.000 12/01/37 1,500,005
7,500,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5.000 11/01/41 7,557,998
21,565,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0.000 01/01/30 17,835,944
1,250,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0.000 01/01/31 994,538
6,000,000 Rock Hill, South Carolina, Combined Utility System Revenue
Bonds, Series 2016
5.000 01/01/41 6,038,494
1,640,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Furman University,
Refunding Series 2015
5.000 10/01/45 1,653,717
3,500,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/55 3,042,108

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 1,000,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000% 06/15/51 $ 822,723
10,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4.500 11/01/54 9,889,278
10,000,000 (a) South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A, (UB)
4.500 11/01/54 9,889,278
2,100,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/54 2,292,415
500,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital & South
of Broad Healthcare Project, Series 2024
5.750 11/15/54 524,224
10,060,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A
5.000 12/01/46 10,346,624
1,000,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5.000 11/01/43 1,027,709
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
4.000 11/01/48 2,336,678
6,610,000 (a) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5.000 11/01/48 6,747,693
6,610,000 (a) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018, (UB)
5.000 11/01/48 6,747,694
9,135,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5.000 12/01/50 9,142,023
9,750,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
5.000 12/01/46 9,840,451
9,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
5.000 12/01/56 9,052,502
2,500,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
4.000 12/01/52 2,289,458
11,922,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B
4.000 12/01/43 11,568,311
860,000 (c) South Carolina State Ports Authority, Revenue Bonds, Series
2015, (Pre-refunded 7/01/25), (AMT)
5.250 07/01/55 867,067
4,140,000 (c) South Carolina State Ports Authority, Revenue Bonds, Series
2015, (Pre-refunded 7/01/25), (AMT)
5.250 07/01/55 4,174,019
2,100,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5.000 07/01/48 2,113,839
2,750,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5.000 07/01/55 2,757,599
10,000,000 South Carolina State Ports Authority, Revenue Bonds, Series
2019B, (AMT)
5.000 07/01/44 10,189,687
10,365,000 (a) South Carolina State Ports Authority, Revenue Bonds, Series
2019B, (AMT), (UB)
5.000 07/01/54 10,428,370
TOTAL SOUTH CAROLINA 161,670,446
SOUTH DAKOTA - 0.6% (0.4% of Total Investments)
3,750,000 Clay County, South Dakota, General Obligation Bonds, Series
2023
5.000 12/01/44 3,935,854
5,915,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5.000 09/01/40 6,035,448
3,500,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5.000 11/01/44 3,501,805
5,165,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5.000 11/01/45 5,188,927
TOTAL SOUTH DAKOTA 18,662,034

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 2.1% (1.2% of Total Investments)
$ 6,400,000 Cleveland Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Hamilton Health Care System, Inc. Project, Series
2024A
5.250% 08/15/54 $ 6,806,065
9,000,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5.000 07/01/36 9,301,736
17,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5.000 01/01/42 17,230,287
1,350,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties LLC -
University of Tennessee Project, Student Housing Series 2024A-1
- BAM Insured
5.500 07/01/54 1,447,195
6,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.250 07/01/48 6,484,019
3,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5.250 05/01/48 3,203,240
4,500,000 (a) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5.250 07/01/47 4,713,651
2,000,000 (a) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5.500 07/01/52 2,121,190
3,505,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5.000 07/01/49 3,572,763
2,005,000 (a) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4.700 07/01/49 2,016,566
4,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006A
5.250 09/01/26 4,066,380
TOTAL TENNESSEE 60,963,092
TEXAS - 13.6% (8.1% of Total Investments)
1,975,000 Allen Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2016
5.000 02/15/39 2,002,958
2,600,000 (g) Allen Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2025
4.375 02/15/50 2,600,638
3,430,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.375 02/15/51 2,652,216
3,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Lifeschool of Dallas Series 2024
4.125 08/15/54 2,834,853
16,615,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5.000 11/15/44 16,946,452
17,300,000 (a) Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT), (UB)
5.000 11/15/48 17,550,672
3,000,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding
Series 2015A
5.000 11/15/38 3,032,459
13,705,000 (a) Austin, Texas, Electric Utility System Revenue Bonds, Refunding
Series 2015A, (UB)
5.000 11/15/45 13,823,632
1,450,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Series 2016
5.000 11/15/41 1,480,639
800,000 (b) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5.500 09/01/54 787,004
4,390,000 Bastrop Independent School District, Bastrop County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 02/15/53 4,613,217
2,000,000 Brownsville, Texas, Utility System Revenue Bonds, Refunding
Series 2015
5.000 09/01/31 2,018,336
625,000 (b) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Improvement Area 2 Project Series 2024
5.500 09/01/54 630,638
740,000 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
II Public Improvement District Neighborhood Improvement Area
1 Project, Refunding Series 2024 - BAM Insured
5.000 09/01/45 757,346

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,880,000 (b) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4.500% 09/01/51 $ 1,637,655
2,945,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0.000 01/01/36 1,886,245
2,205,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0.000 01/01/37 1,334,806
2,160,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0.000 01/01/38 1,240,319
1,000,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0.000 01/01/40 507,490
2,600,000 (c) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/35 2,623,011
3,035,000 (c) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/45 3,061,860
1,000,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A
4.350 12/01/42 945,440
1,000,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A
4.400 12/01/47 911,300
2,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5.000 12/01/47 2,084,909
1,680,000 (c) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding Series 2016A, (Pre-refunded 12/01/25)
5.000 12/01/48 1,710,523
5,000,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5.000 10/01/41 5,083,055
5,000,000 Deer Park Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2022
5.000 08/15/47 5,295,808
5,185,000 (a) Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
5.000 08/15/53 5,474,022
8,120,000 Fredericksburg Independent School District, Gillespie, Blanco,
and Kendall Counties, Texas, School Building Series 2022
5.000 02/15/47 8,597,636
7,375,000 (a) Godley Independent School District, Texas, General Obligation
Bonds, School Building Series 2022, (UB)
5.000 02/15/54 7,706,270
1,000,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C - AGM Insured
4.000 10/01/49 943,289
5,295,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Subordinate Lien Series 2018A. Tela Supported
5.000 10/01/48 5,442,548
4,960,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project,
Series 1995, (AMT)
4.875 05/01/25 4,960,873
5,000,000 (a) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A, (UB)
5.000 07/01/52 5,172,862
1,895,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015
4.000 12/01/45 1,785,195
4,850,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015
5.000 12/01/45 4,856,379
1,330,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Refunding Bonds, Young Men's Christian
Association of the Greater Houston Area, Series 2013A
5.000 06/01/28 1,329,986
3,000,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Refunding Bonds, Young Men's Christian
Association of the Greater Houston Area, Series 2013A
5.000 06/01/38 2,794,920
5,000,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4.000 09/15/48 4,755,605
5,150,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2016A
5.000 08/15/41 5,243,017
5,000,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2018A
4.000 08/15/48 4,683,969
510,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0.000 11/15/41 235,971

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,020,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0.000% 11/15/42 $ 447,865
1,255,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0.000 11/15/43 523,091
3,305,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0.000 11/15/44 1,307,485
4,460,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0.000 11/15/45 1,668,691
6,500,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0.000 11/15/47 2,183,036
50,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/29 42,433
4,390,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/29 3,725,605
105,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/30 86,000
625,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/30 511,901
4,065,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/31 3,205,694
3,505,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/31 2,690,977
210,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/32 150,775
260,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H
0.000 11/15/33 174,591
2,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/34 1,284,407
210,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/36 121,905
920,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/36 505,024
695,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/38 356,238
3,675,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/38 1,756,589
675,000 (c) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/39 325,020
1,585,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/39 706,851
3,440,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0.000 11/15/41 1,366,132
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.250 07/01/53 5,261,681
5,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series
2018, (AMT)
5.000 07/15/28 5,133,523
380,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Refunding Series 2014,
(AMT)
5.000 07/01/29 380,224
1,885,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Refunding Series 2020A,
(AMT)
5.000 07/01/27 1,922,304
1,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Refunding
Series 2020B-2, (AMT)
5.000 07/15/27 1,020,084

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,015,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5.000% 09/01/34 $ 1,016,247
3,250,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/25 3,189,659
4,130,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/26 3,917,864
3,130,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/30 2,534,724
12,030,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/31 9,323,801
1,470,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/32 1,087,384
8,000,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
4.000 08/15/37 8,004,036
2,275,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
5.000 08/15/40 2,290,926
1,750,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/35 1,760,993
4,660,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2020A
5.000 05/15/50 4,815,305
9,180,000 Matagorda County Navigation District 1, Texas, Collateralized
Revenue Refunding Bonds, Houston Light and Power Company,
Series 1997 - AMBAC Insured, (AMT)
5.125 11/01/28 9,557,720
1,000,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.750 12/01/33 1,003,813
3,000,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6.125 12/01/38 3,011,192
3,470,000 Midland, Texas, General Obligation Bonds, Refunding Series
2022B
5.000 03/01/47 3,672,659
2,835,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 2,834,031
4,735,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A - AGM Insured
5.000 04/01/46 4,734,994
245,000 (c) North Central Texas Health Facilities Development Corporation,
Hospital Revenue Bonds, Presbyterian Healthcare System, Series
1996A - NPFG Insured, (ETM)
5.750 06/01/26 250,256
3,860,000 North Harris County Regional Water Authority, Texas, Water
Revenue Bonds, Refunding Senior Lien Series 2013
5.000 12/15/33 3,864,709
4,030,000 (c) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7.000 09/01/43 4,862,211
8,470,000 (c) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 10,261,856
2,500,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2008D - AGC Insured
0.000 01/01/36 1,648,150
2,500,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.125 01/01/44 2,554,601
1,425,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, Series 2010E
0.000 10/01/35 973,013

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,250,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Southridge
Public Improvement District Improvement Area 2 Project, Series
2024
5.500% 09/01/54 $ 1,260,026
205,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.125 02/01/39 200,173
2,500,000 San Antonio, Texas, Airport System Revenue Bonds, Refunding
Series 2012, (AMT)
5.000 07/01/27 2,502,602
7,950,000 (a) San Antonio, Texas, Water System Revenue Bonds, Junior Lien
Series 2022B, (UB)
5.250 05/15/52 8,506,201
5,000,000 Splendora Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2024
5.000 02/15/54 5,265,647
1,925,000 Stephen F. Austin State University, Texas, Revenue Bonds,
Refunding & Improvement Series 2016
5.000 10/15/42 1,990,823
7,500,000 Tarrant County College District, Texas, General Obligation Bonds,
Series 2022
5.000 08/15/40 8,149,190
5,675,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Methodist Hospital of Dallas,
Series 2022
4.000 10/01/47 5,350,426
2,185,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022D
5.500 11/15/47 2,382,506
3,195,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Christus Health, Series 2022A
4.000 07/01/53 2,984,552
2,000,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5.000 02/15/41 2,030,489
2,735,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6.250 12/15/26 2,826,744
8,330,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Senior Lien Series 2023, (AMT)
5.500 12/31/58 8,910,624
15,985,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 16,141,824
1,875,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5.000 08/01/57 1,897,332
10,000,000 (a) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A, (UB)
4.000 10/15/42 9,875,596
2,500,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2021
4.000 10/15/51 2,309,758
2,670,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
4.250 10/15/51 2,606,890
10,000,000 (a) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4.250 10/15/51 9,763,632
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
4.375 10/15/54 4,976,399
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
4.375 10/15/59 4,960,322
2,490,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2018
5.000 09/01/40 2,493,257
125,000 Winter Garden Housing Finance Corporation, Texas, GNMA/
FNMA Mortgage-Backed Securities Program Single Family
Mortgage Revenue Bonds, Series 1994, (AMT)
6.950 10/01/27 125,334
780,000 (c) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Capital Appreciation Series 2015, (Pre-
refunded 8/15/25)
0.000 08/15/50 272,621
8,000,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
0.000 08/15/45 2,896,692
1,000,000 (c) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B, (Pre-refunded
8/15/25)
0.000 08/15/45 434,061
4,370,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
0.000 08/15/50 1,210,571

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,850,000 (c) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B, (Pre-refunded
8/15/25)
0.000% 08/15/50 $ 646,600
TOTAL TEXAS 401,035,185
UTAH - 1.4% (0.9% of Total Investments)
2,000,000 (b) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5.125 06/15/54 1,954,024
11,750,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2018A, (AMT)
5.000 07/01/43 11,933,485
15,665,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5.000 07/01/46 16,024,358
1,645,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.250 07/01/53 1,713,544
4,250,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.500 07/01/53 4,527,772
1,705,000 (b) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A
5.000 06/15/39 1,685,970
1,670,000 (b) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A
5.000 06/15/50 1,565,073
3,180,000 (b) Utah Charter School Finance Authority, Revenue Bonds, Wallace
Stegner Academy Project, Series 2019A
5.000 06/15/49 2,960,510
TOTAL UTAH 42,364,736
VERMONT - 0.1% (0.1% of Total Investments)
2,858,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4.650 11/01/50 2,871,197
TOTAL VERMONT 2,871,197
VIRGIN ISLANDS - 0.3% (0.2% of Total Investments)
3,825,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/32 4,036,183
1,800,000 (b) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015
5.000 09/01/33 1,809,915
2,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5.000 10/01/27 2,023,692
2,240,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5.000 10/01/34 2,242,493
TOTAL VIRGIN ISLANDS 10,112,283
VIRGINIA - 2.3% (1.4% of Total Investments)
285,000 Amherst Industrial Development Authority, Virginia, Revenue
Bonds, Sweet Briar College, Series 2006
5.000 09/01/26 283,413
1,435,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4.000 07/01/45 1,376,282
515,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4.875 07/15/40 526,860
1,000,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage -
Cedar Ridge Project, Series 2007, (AMT)
4.850 10/01/48 999,989
11,555,000 (a) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A, (UB)
4.000 07/01/52 10,944,645
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6.875 12/01/58 385,036
2,300,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021
4.000 01/01/47 2,159,347
6,250,000 Northern Virginia Transportation Commission, Transportation
District Special Obligation Revenue Bonds, Transforming Rail In
Virginia Program, Green Series 2022
5.000 06/01/47 6,654,753
6,115,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5.000 06/01/47 5,964,781

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,500,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7.000% 09/01/53 $ 1,702,209
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4.550 10/01/49 1,000,980
10,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/52 10,049,573
16,605,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/56 16,667,868
9,625,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/47 9,865,239
TOTAL VIRGINIA 68,580,975
WASHINGTON - 3.1% (1.8% of Total Investments)
2,375,000 (c) Grant County Public Utility District 2, Washington, Revenue
Bonds, Priest Rapids Hydroelectric Project, Refunding Series
2015A, (Pre-refunded 1/01/26)
5.000 01/01/41 2,421,410
5,090,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax 2020A
4.000 12/01/45 4,666,943
2,270,000 Port Everett, Washington, Revenue Bonds, Refunding Series 2016 5.000 12/01/46 2,306,693
15,220,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT), (UB)
5.000 05/01/43 15,477,560
13,725,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5.000 08/01/46 14,121,548
15,000,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A
4.000 07/01/47 14,447,148
10,000,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2023
5.000 03/01/53 10,539,339
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5.000 10/01/32 4,009,030
12,260,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015A
5.000 10/01/45 12,268,615
6,200,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange
Purchase
3.000 07/01/58 4,280,836
4,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/58 4,057,431
2,410,000 Washington State Higher Education Facilities Authority, Revenue
Bonds, Seattle University, Series 2020
4.000 05/01/50 2,151,428
305,000 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012
5.000 01/01/48 286,769
TOTAL WASHINGTON 91,034,750
WEST VIRGINIA - 0.3% (0.2% of Total Investments)
1,000,000 (b) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.500 06/01/50 803,886
5,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5.000 06/01/47 5,051,220
3,000,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
4.000 06/01/43 2,934,978
TOTAL WEST VIRGINIA 8,790,084
WISCONSIN - 4.7% (2.8% of Total Investments)
3,235,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Note Series 2022-B4 - AGM Insured
5.000 04/01/36 3,508,138
1,325,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/39 1,254,664
2,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/49 1,773,462

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, High Desert Montessori Charter School, Series 2021A
5.000% 06/01/51 $ 805,574
34,226 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 997
29,918 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 823
29,439 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 762
28,482 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 683
28,003 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 635
36,381 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 767
35,902 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 716
34,705 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 651
33,987 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/55 602
33,269 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 560
1,810,675 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5.500 07/01/56 1,356,385
36,859 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/57 584
35,902 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 538
34,944 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 498
34,226 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 458
33,748 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 425
32,790 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 391
32,072 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 363
31,354 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 338
30,876 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 312

Portfolio of Investments January 31, 2025
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 33,269 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/66 $ 312
400,670 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 3,406
59,473 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/46 1,872
58,635 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/47 1,707
58,216 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/48 1,601
57,797 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/49 1,495
56,960 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/50 1,366
62,405 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/51 1,416
1,606,485 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3.750 07/01/51 1,126,807
61,986 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/52 1,307
61,149 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/53 1,220
60,730 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/54 1,139
59,892 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/55 1,061
59,054 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/56 994
58,635 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/57 930
57,797 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/58 866
57,379 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/59 817
56,960 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/60 762
56,123 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/61 707
55,704 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/62 664
54,866 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/63 621

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 54,447 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000% 01/01/64 $ 587
54,028 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/65 547
53,191 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/66 499
692,746 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/67 5,889
5,455,000 (a) Public Finance Authority of Wisconsin, Health Care System
Revenue Bonds, Cone Health, Series 2022A, (UB)
4.000 10/01/52 4,911,707
2,000,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.750 12/01/42 2,033,565
2,500,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7.000 12/01/50 2,546,852
2,549,679 Public Finance Authority Wisconsin, Tax Exempt Pooled
Securities, Certificates Series 2024-2 Class A, (Mandatory Put
8/01/27)
4.000 08/01/59 2,520,522
5,330,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2024A
5.000 06/15/64 5,320,917
4,210,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000 06/01/41 4,330,059
4,695,000 University of Wisconsin Hospitals and Clinics Authority, Revenue
Bonds, Sustainability Series 2024A
4.250 04/01/52 4,491,248
270,000 (c) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1, (Pre-refunded 5/15/28)
4.000 11/15/43 278,844
2,275,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1
4.000 11/15/43 2,145,534
10,715,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4.000 08/15/46 10,256,432
5,810,000 (a) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B, (UB)
5.250 12/01/48 6,127,431
1,690,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/41 1,437,065
2,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/61 1,450,787
10,345,000 (a) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2017, (UB)
5.000 08/15/52 10,426,176
4,220,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series
2017
4.000 08/15/42 4,026,450
4,315,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System Inc Series
2024A
5.500 02/15/54 4,647,829
11,440,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A
5.000 02/15/42 11,451,324
7,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A
5.000 02/15/46 6,872,783
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4.000 01/01/47 1,718,754
10,235,000 (a) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022A, (UB)
5.000 04/01/52 10,578,093
8,770,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2019
4.000 12/15/49 7,939,054

Portfolio of Investments January 31, 2025
(continued)
NAD

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 11,720,000 (a) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024A, (UB)
4.750% 09/01/50 $ 11,789,005
12,500,000 (a) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024B, (UB)
4.750 03/01/51 12,460,587
TOTAL WISCONSIN 139,628,936
TOTAL MUNICIPAL BONDS
(Cost $4,872,229,428) 4,940,261,545
TOTAL LONG-TERM INVESTMENTS
(Cost $4,872,760,039) 4,940,690,896
FLOATING RATE OBLIGATIONS - (13.8)% (407,580,000)
AMTP SHARES, NET - (24.6)%(h) (727,321,185)
MFP SHARES, NET - (14.2)%(i) (420,444,662)
VRDP SHARES, NET - (17.1)%(j) (503,904,784)
OTHER ASSETS & LIABILITIES, NET -  2.4% 71,373,279
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,952,813,544
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $240,843,088 or 4.9% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(g) When-issued or delayed delivery security.
(h) AMTP Shares, Net as a percentage of Total Investments is 14.7%.
(i) MFP Shares, Net as a percentage of Total Investments is 8.5%.
(j) VRDP Shares, Net as a percentage of Total Investments is 10.2%.

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NAD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Investment Companies $ 429,351 $ – $ – $ 429,351
Municipal Bonds – 4,940,223,271 38,274 4,940,261,545
Total $ 429,351 $ 4,940,223,271 $ 38,274 $ 4,940,690,896